Expense Example {- Fidelity Water Sustainability Fund} - 05.31 Megatrend Funds Combo Pro-04 - Fidelity Water Sustainability Fund - Fidelity Water Sustainability Fund	Jul. 30, 2022 USD ($)
Expense Example:
1 year	$ 97
3 years	331
5 years	591
10 years	$ 1,332